Vessels (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Operating vessels and drydock rollforward	Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2023	$4,045,062	$117,641	$4,162,703
Transfer from right of use assets, net (1)	695,162	3,722	698,884
Additions (2)	4,711	16,738	21,449
Disposal of vessels (3)	(79,429)	(3,134)	(82,563)
Write-offs (4)	(771)	(1,500)	(2,271)
As of December 31, 2023	4,664,735	133,467	4,798,202

Accumulated depreciation and impairment
As of January 1, 2023	(1,016,258)	(57,191)	(1,073,449)
Charge for the period	(152,661)	(25,598)	(178,259)
Disposal of vessels (3)	28,505	1,436	29,941
Write-offs (4)	—	1,500	1,500
As of December 31, 2023	(1,140,414)	(79,853)	(1,220,267)
Net book value
As of December 31, 2023	$3,524,321	$53,614	$3,577,935

Cost
As of January 1, 2022	$4,782,886	$135,471	$4,918,357
Additions (2)	20,426	19,807	40,233
Disposal of vessels (3)	(758,250)	(22,641)	(780,891)
Write-offs (4)	—	(14,996)	(14,996)
As of December 31, 2022	4,045,062	117,641	4,162,703

Accumulated depreciation and impairment
As of January 1, 2022	(1,020,407)	(55,879)	(1,076,286)
Charge for the period	(145,140)	(22,868)	(168,008)
Disposal of vessels (3)	136,581	6,560	143,141
Reversal of previously recorded impairment	12,708	—	12,708
Write-offs (4)	—	14,996	14,996
As of December 31, 2022	(1,016,258)	(57,191)	(1,073,449)
Net book value
As of December 31, 2022	$3,028,804	$60,450	$3,089,254
(1)During the year ended December 31, 2023, we exercised the purchase options on leases for 17 MR vessels (STI Magnetic, STI Marshall, STI Magic, STI Mystery, STI Marvel, STI Magister, STI Mythic, STI Miracle, STI Maestro, STI Mighty, STI Modest, STI Maverick, STI Millennia, STI Maximus, STI Beryl, STI Larvotto and STI Le Rocher) and four LR2 vessels (STI Lavender, STI Lobelia, STI Lotus and STI Lily) that had been previously recorded as Right of use assets for vessels. The carrying amounts of these Right of Use Assets were reclassified to Vessels and Drydock as a result of these transactions. These transactions are further described in Note 6.
(2)Additions during the years ended December 31, 2023 and 2022 primarily relate to the drydock, BWTS (defined below), and scrubber costs incurred on certain of our vessels.
(3)Represents the net book value of an aggregate of 19 vessels that were sold during the years ended December 31, 2023 and 2022. These sales consisted of two MRs (STI Ville and STI Amber) during the year ended December 31, 2023, and three LR2s (STI Savile Row, STI Carnaby and STI Nautilus), 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision), and two MRs (STI Fontvieille and STI Benicia) during the year ended December 31, 2022. These transactions are described below.
(4)Primarily represents write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.

Summary of cost capitalized
The following is a summary of the items that were capitalized during the years ended December 31, 2023 and 2022:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber (2)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
For the year ended December 31, 2023	$16,738	$—	$16,738	$—	$4,554	$150	$7	$4,711
For the year ended December 31, 2022	19,657	150	19,807	14,386	5,522	347	171	20,426

(1)Additions during the years ended December 31, 2023 and 2022 include new costs accrued in prior periods relating to drydocks, ballast water treatment system, and scrubber installations.
(2)For a newly installed scrubber, a notional component of approximately 10% is allocated from the scrubber's cost. The notional scrubber cost is estimated by us, based on the expected related costs that we will incur for this equipment at the next scheduled drydock date and relates to the replacement of certain components and maintenance of other components. This notional scrubber cost is carried separately from the cost of the scrubber. Subsequent costs are recorded at actual cost incurred. The notional component of the scrubber is depreciated on a straight-line basis to the next estimated drydock date. For the years ended December 31, 2023 and 2022, we did not allocate the notional component of the scrubber installation costs for those vessels that were sold during the period.
Schedule of collateral agreements
The below table is a summary of vessels with an aggregate carrying value of $3.2 billion at December 31, 2023 which have been pledged as collateral under the terms of our secured debt and lease financing arrangements as of December 31, 2023:

Credit Facility	Vessel Name
Prudential Credit Facility	STI Acton, STI Camden, STI Clapham
BNPP Sinosure Credit Facility	STI Elysees, STI Fulham, STI Hackney, STI Orchard, STI Park
2023 $225.0 Million Credit Facility	STI Duchessa, STI San Antonio, STI Yorkville, STI Milwaukee, STI Battery, STI Madison, STI Opera, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina, STI Sanctity
2023 $49.1 Million Credit Facility	STI Rose, STI Rambla
2023 $117.4 Million Credit Facility	STI Battersea, STI Wembley, STI Texas City, STI Meraux, STI St. Charles, STI Mayfair, STI Alexis
2023 $1.0 Billion Credit Facility	STI Lobelia, STI Lotus, STI Lily, STI Lavender, STI Magic, STI Mystery, STI Marvel, STI Magnetic, STI Millennia, STI Magister, STI Mythic, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Maximus, STI Spiga, STI Kingsway, STI Bosphorus, STI Leblon, STI Jermyn, STI Donald C Trauscht, STI Esles II, STI Solace, STI Solidarity, STI Stability, STI Tribeca, STI Bronx, STI Manhattan, STI Seneca, STI Sloane, STI Condotti, STI Brooklyn, STI Goal, STI Gladiator, STI Gratitude, STI Steadfast, STI Supreme
2023 $94.0 Million Credit Facility	STI Marshall, STI Grace, STI Guide, STI Gauntlet
Ocean Yield Lease Financing	STI Symphony
BCFL Lease Financing (MRs)	STI Topaz, STI Garnet, STI Onyx
2020 SPDBFL Lease Financing	STI San Telmo, STI Jardins
2021 AVIC Lease Financing	STI Memphis, STI Soho, STI Osceola, STI Lombard
2021 CMBFL Lease Financing	STI Brixton, STI Comandante, STI Finchley, STI Pimlico, STI Westminster
2021 TSFL Lease Financing	STI Black Hawk, STI Pontiac, STI Notting Hill
2021 Ocean Yield Lease Financing	STI Gallantry, STI Guard
2022 AVIC Lease Financing	STI Oxford, STI Selatar, STI Gramercy, STI Queens
The below table is a summary of vessels with an aggregate carrying value of $411.2 million which were unencumbered at December 31, 2023:

Vessel Name
Unencumbered	STI Hammersmith, STI Rotherhithe, STI Poplar, STI Ruby, STI Galata, STI La Boca, STI Beryl, STI Larvotto, STI Le Rocher, STI Broadway, STI Winnie, STI Connaught, STI Lauren, STI Veneto